Earnings Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)	978,744,523	1,004,272,584	1,094,486,604
Add - incremental shares under stock-based compensation plans (in shares)	3,037,001	4,332,155	6,751,240
Add - incremental shares associated with contingently issuable shares (in shares)	918,744	1,395,741	1,804,313
Assuming dilution (in shares)	982,700,267	1,010,000,480	1,103,042,156
Net income on which basic earnings per share calculations are based
Income from continuing operations	$ 13,364	$ 15,751	$ 16,881
Loss from discontinued operations, net of tax	(174)	(3,729)	(398)
Net income on which basic earnings per share is calculated	13,190	12,022	16,483
Net income on which diluted earnings per share calculations are based
Income from continuing operations	13,364	15,751	16,881
Net income applicable to contingently issuable shares	(1)	(3)	(1)
Income from continuing operations on which diluted earnings per share is calculated	13,363	15,749	16,880
Loss from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(174)	(3,729)	(398)
Net income on which diluted earnings per share is calculated	$ 13,189	$ 12,020	$ 16,483
Assuming dilution
Continuing operations (in dollars per share)	$ 13.6	$ 15.59	$ 15.3
Discontinued operations (in dollars per share)	(0.18)	(3.69)	(0.36)
Total (in dollars per share)	13.42	11.9	14.94
Basic
Continuing operations (in dollars per share)	13.66	15.68	15.42
Discontinued operations (in dollars per share)	(0.18)	(3.71)	(0.36)
Total (in dollars per share)	$ 13.48	$ 11.97	$ 15.06
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	41,380	17,420	8,797